Basis of Preparation of Unaudited Condensed Consolidated Financial Statements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Basis of Preparation of Unaudited Condensed Consolidated Financial Statements [Abstract]
Net loss	$ (514,087)	$ (730,347)
Accumulated losses	$ (54,587,259)		$ (54,073,172)